Long Term Investments - Schedule of Long Term Investments (Parenthetical) (Detail) - USD ($) $ in Thousands			1 Months Ended						12 Months Ended
	May. 31, 2015	Mar. 05, 2015	May. 31, 2015	Apr. 30, 2015	Dec. 31, 2014	Mar. 31, 2014	Sep. 30, 2011	Dec. 31, 2006	May. 31, 2015	May. 31, 2014	May. 31, 2013	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	Apr. 30, 2014	Jul. 01, 2012
Schedule of Equity Method Investments [Line Items]
Impairment losses									$ 2	$ 0	$ 0
Equity ownership interest	50.00%		50.00%						50.00%
Long-term held-to-maturity investments	$ 325,991		$ 325,991						$ 325,991	117,113
Interest income									66,605	44,880	30,121
Acquisition consideration payable										4,594	$ 4,650
Dajie.com Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity share in subscription agreement							5.00%
Investment in subscription agreement							$ 2,000
Alo7.com Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in subscription agreement		$ 1,000
Noncontrolling interest, equity ownership percentage																	3.40%
Equity ownership interest classified as available for sale	17.16%
Investment in self-developed technologies						$ 2,576						$ 10,000			$ 300
Unrealized holding gains (loss)									13,428	631
Talent Boom Group Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity share in subscription agreement								20.00%
Impairment losses									2
Dongfangheli [Member]
Schedule of Equity Method Investments [Line Items]
Investment for acquiring equity interest													$ 4,034
Equity ownership interest													50.00%
Tarena [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest classified as available for sale						2.96%
Investment in self-developed technologies						$ 13,500
Unrealized holding gains (loss)									3,495	$ 45
Juesheng.com [Member]
Schedule of Equity Method Investments [Line Items]
Investment in subscription agreement									3,933
Investment for acquiring equity interest	$ 501		$ 501						501				$ 3,006
Equity ownership interest classified as available for sale			11.88%
ROBOROBO [Member]
Schedule of Equity Method Investments [Line Items]
Investment in self-developed technologies				$ 4,356
Acquisition consideration payable				$ 1,452
Equity ownership interest				18.00%
Kouyu 100 [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest					7.00%
Cash consideration					$ 3,472
Golden Finance [Member]
Schedule of Equity Method Investments [Line Items]
Long-term held-to-maturity investments	3,398		$ 3,398						3,398
Equity ownership interest				19.50%
Cash consideration				$ 3,398
Beijing Zhishang Education & Technology Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Investment for acquiring equity interest														$ 2,662
Equity ownership interest														55.00%
Held-to-maturity investments [Member]
Schedule of Equity Method Investments [Line Items]
Long-term held-to-maturity investments	$ 247,480		$ 247,480						$ 247,480	$ 97,449		$ 64,537			$ 80,671	$ 96,805
Long-term debt maturity period									1 year
Interest income									$ 20,882	$ 1,404